Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Summary of Changes in Asset Retirement Obligations

The following table presents the changes in the asset retirement obligations for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
	(In thousands)
Asset retirement obligations at beginning of period	$111,769	$102,380	$90,699
Liabilities added from acquisitions or drilling	5,420	4,227	7,962
Liabilities removed upon sale of wells	(669)	(1,765)	(1,931)
Liabilities removed upon plugging and abandoning	(588)	(170)	(119)
Revisions	293	1,516	760
Accretion expense	6,306	5,581	5,009
Asset retirement obligations at end of period	122,531	111,769	102,380
Less: Current portion	—	90	390
Asset retirement obligations— long-term portion	$122,531	$111,679	$101,990